Other assets and liabilities F.4.2. Non-current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Non-current legal provisions	$ 6	$ 16
Long-term portion of asset retirement obligations	173	155
Long-term portion of deferred income on tower sale and leasebacks recognized	31	32
Long-term employment obligations	51	37
Other non-current liabilities	68	55
Non-current provisions	$ 330	$ 295